Property and Equipment (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Schedule of Property and Equipment

The Company’s property and equipment consisted of the following at June 30, 2023 and December 31, 2022:

	Estimated Useful Life in Years	June 30, 2023	December 31, 2022
		(Unaudited)
Leasehold improvements	Shorter of asset or lease term	$1,712,019	$2,233,603
Equipment	1.5 - 7	1,989,567	2,820,166
Total property and equipment		3,701,586	5,053,769

Less: accumulated depreciation		(3,135,743)	(3,476,977)
		565,843	1,576,792
Construction in progress		-	7,922
Total property and equipment, net		$565,843	$1,584,714

Property and equipment consisted of the following at December 31:

	Estimated
	Useful Life in Years	2022	2021

Leasehold improvements	Shorter of asset or lease term	$2,233,603	$2,127,762
Equipment	1.5 – 10	2,820,166	2,810,028
Total property and equipment		5,053,769	4,937,790

Less: accumulated depreciation		(3,476,977)	(2,990,902)
		1,576,792	1,946,888

Construction in progress		7,922	376,275
Total property and equipment, net		$1,584,714	$2,323,163

Theralink Technologies Inc [Member]
Schedule of Property and Equipment

	Estimated Useful Life in Years	June 30, 2023	September 30, 2022
Laboratory equipment	5	$358,388	$597,059
Furniture	5	24,567	24,567
Leasehold improvements	5	353,826	353,826
Computer equipment	3	76,470	68,490
		813,251	1,043,942
Less accumulated depreciation		(479,913)	(357,815)
Property and equipment, net		$333,338	$686,127

	Estimated Useful Life in Years	September 30, 2022	September 30, 2021

Laboratory equipment	5	$597,059	$470,159
Furniture	5	24,567	24,567
Leasehold improvements	5	353,826	349,115
Computer equipment	3	68,490	68,490
		1,043,942	912,331
Less accumulated depreciation		(357,815)	(213,404)
Property and equipment, net		$686,127	$698,927